INCOME TAXES - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Deferred revenue	¥ 1,585	¥ 11,786	¥ 58,095	¥ 104,750	¥ 36,834
Accrued expenses	2,988	106,404	37,649	105,475	55,110
Allowance for doubtful accounts	11,374	330,488	305,435	265,745	4,335
Net operating loss carry forward	335,685	142,722	227,907	80,485	44,379
Excess advertising fee		12,630	81,923	47,202
Less: valuation allowance	¥ (351,632)	¥ (604,030)	(197,077)	(99,670)	(56,320)	¥ (35,340)
Total deferred tax assets, net			¥ 513,932	¥ 503,987	¥ 84,338